Adoption of new and revised standards (Tables)	12 Months Ended
Oct. 31, 2020
Disclosure Of Adoption Of New And Revised Standards [Abstract]
Schedule of Operating lease Commitments disclosed applying IAS 17 discounted using the Incremental Borrowing at the Date of Initial Application and The Lease Liabilities
The following table shows the operating lease commitments disclosed applying IAS 17 at October 31, 2019, discounted using the incremental borrowing rate at the date of initial application and the lease liabilities recognised in the statement of financial position at the date of initial application:

Operating lease commitments as of October 31, 2019	3,774,826
Short term leases and leases of low-value assets	(6,452)
Effect of discounting the above amounts	(931,799)

Lease liabilities recognized at November 1, 2019	2,836,575